Submission	Dec. 10, 2025
Submission [Line Items]
Central Index Key	0001477449
Registrant Name	Teladoc Health, Inc.
Registration File Number	333-285317
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A